Shareholder Report Holdings in Thousands	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Hilton Small-MidCap Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Hilton Small-MidCap Opportunity ETF
Class Name	Hilton Small-MidCap Opportunity ETF
Trading Symbol	SMCO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hilton Small-MidCap Opportunity ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hiltonetfs.com. You can also request this information by contacting us at (833) 594-4586 or by writing to the Hilton Small-MidCap Opportunity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833) 594-4586
Additional Information Website	www.hiltonetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton Small-MidCap Opportunity ETF	$26	0.55%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.55%
Net Assets	$ 98,661,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 276,410
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$98,661
Number of Holdings	61
Total Advisory Fee Paid	$276,410
Portfolio Turnover	14%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Ten Holdings	(% of Total Net Assets)
Kyndryl Holdings, Inc.	3.6
Primo Brands Corp. - Class A	3.2
Clean Harbors, Inc.	2.8
EQT Corp.	2.7
Houlihan Lokey, Inc. - Class A	2.7
Teledyne Technologies, Inc.	2.4
IDACORP, Inc.	2.4
Dycom Industries, Inc.	2.3
CyberArk Software Ltd.	2.2
Planet Fitness, Inc. - Class A	2.1